Income Taxes - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Other taxes	$ 16	$ 13	$ 6
Current income tax	2,906	1,848	(257)
Deferred
Deferred income tax	302	399	(181)
Deferred income tax	(139)	399	(181)
Income tax	2,767	2,247	(438)
North America
Current
Current corporate income tax	2,789	1,841	(245)
North Sea
Current
Current corporate income tax	69	7	(4)
Current PRT - North Sea	(42)	(34)	(31)
Deferred
Deferred PRT – North Sea	(441)	0	0
Offshore Africa
Current
Current corporate income tax	$ 74	$ 21	$ 17